PROPERTY AND EQUIPMENT, NET (Tables)	3 Months Ended
Mar. 31, 2022
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equipment consist of the following at March 31, 2022 and December 31, 2021:

	2022	2021

Land	$-	$-
Building and building improvements	781,985	781,985
Equipment and machinery	4,628,473	4,621,878
Furniture and fixtures	260,426	260,426
Vehicles	533,867	533,867
	6,204,751	6,198,156
Less: accumulated depreciation	(5,249,578)	(5,190,386)
Total property and equipment, net	$955,173	$1,007,770